Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

RMB
Balance as of January 1, 2019	18,044
Foreign currency translation adjustments, net of tax of nil	21,967
Balance as of December 31, 2019	40,011
Foreign currency translation adjustments, net of tax of nil	(212,597)
Balance as of December 31, 2020	(172,586)
Foreign currency translation adjustments, net of tax of nil	(85,391)
Balance as of December 31, 2021	(257,977)
Balance as of December 31, 2021, in US$	(40,482)